UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2007 - (Unaudited)

Shares		Value

	COMMON STOCKS - 89.7%
	Consumer Discretionary - 16.6%
46,400	Bed Bath & Beyond, Inc. (a)	$1,957,616
16,400	CarMax, Inc. (a)	941,852
57,400	Chico's FAS, Inc. (a)	1,198,512
20,000	Comcast Corp. - Class A (a)	886,400
35,900	DIRECTV Group, Inc. (The) (a)	875,601
35,000	Dow Jones & Co, Inc.	1,319,850
34,000	Dress Barn, Inc. (a)	763,980
10,000	Eastman Kodak Co.	258,600
15,900	Kohl's Corp. (a)	1,127,469
20,000	Mattel, Inc.	487,200
7,000	Men's Wearhouse, Inc.	300,580
3,600	Nordstrom, Inc.	200,556
61,000	Sony Corp. - ADR	2,826,130
4,050	Target Corp.	248,508
38,550	TJX Cos, Inc.	1,139,924
15,100	Univision Communications, Inc. - Class A (a)	539,221
7,400	Viacom, Inc. (a)	300,958
35,500	Walt Disney Co. (The)	1,248,535
24,000	Whirlpool Corp.	2,194,320
6,700	Yum! Brands, Inc.	402,067
		19,217,879
	Consumer Staples - 0.1%
10,700	Cott Corp. (a)	151,619

	Energy - 5.0%
14,400	Arch Coal, Inc.	427,968
23,500	EnCana Corp.	1,128,705
16,000	EOG Resources, Inc.	1,106,080
1,400	GlobalSantaFe Corp.	81,214
8,000	Murphy Oil Corp.	397,680
11,422	National Oilwell Varco, Inc. (a)	692,630
550	Noble Corp.	41,223
1,100	Pioneer Natural Resources Co.	45,100
6,200	Pogo Producing Co.	307,210
23,600	Schlumberger Ltd.	1,498,364
		5,726,174
	Financials - 7.6%
19,600	American International Group, Inc.	1,341,620
44,100	Bank of New York Co., Inc. (The)	1,764,441
400	Berkshire Hathaway, Inc. - Class B (a)	1,466,940
11,500	Chubb Corp.	598,460
13,000	Fannie Mae	734,890
5,500	Fifth Third Bancorp	219,450
59,050	Marsh & McLennan Cos, Inc.	1,741,975
4,950	MBIA, Inc.	355,558
12,000	St. Paul Travelers Cos, Inc. (The)	610,200
		8,833,534

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2007 - (Unaudited), (continued)

Shares		Value

	Health Care - 23.9%
91,100	Affymetrix, Inc. (a)	$2,273,856
40,100	Amgen, Inc. (a)	2,821,837
17,250	Biogen Idec, Inc. (a)	833,865
165,256	Boston Scientific Corp. (a)	3,048,973
81,300	Eli Lilly & Co.	4,399,956
47,000	GlaxoSmithKline PLC - ADR	2,544,110
65,600	Medtronic, Inc.	3,506,320
72,650	Novartis AG - ADR	4,191,179
17,400	Pfizer, Inc.	456,576
7,900	Roche Holding AG - CHF	1,484,525
18,100	Sepracor, Inc. (a)	1,032,786
19,900	Waters Corp. (a)	1,128,131
		27,722,114
	Industrials - 13.5%
6,000	3M Co.	445,800
28,000	Alaska Air Group, Inc. (a)	1,199,800
12,000	Alexander & Baldwin, Inc.	593,280
49,000	AMR Corp. (a)	1,815,450
28,300	Avery Dennison Corp.	1,934,588
2,200	Burlington Northern Santa Fe Corp.	176,792
16,000	Canadian National Railway Co.	731,040
12,200	Caterpillar, Inc.	781,654
18,000	Chicago Bridge & Iron Co. N.V. - ADR	534,960
2,000	Deere & Co.	200,560
2,050	Fluor Corp.	169,330
15,000	General Electric Co.	540,750
29,600	JetBlue Airways Corp. (a)	404,928
27,100	McDermott International, Inc. (a)	1,399,444
5,200	Norfolk Southern Corp.	258,180
24,700	Pall Corp.	858,572
191,700	Southwest Airlines Co.	2,894,670
2,300	Thomas & Betts Corp. (a)	110,147
5,800	Union Pacific Corp.	585,800
		15,635,745
	Information Technology - 15.9%
16,250	Accenture Ltd. - Class A	613,437
9,300	Agilent Technologies, Inc. (a)	297,600
64,300	Applied Materials, Inc.	1,140,039
55,700	ASML Holding N.V. (a)	1,421,464
6,400	Comverse Technology, Inc. (a)	123,840
68,450	Corning, Inc. (a)	1,426,498
77,700	EMC Corp. (a)	1,087,023
40,000	Intel Corp.	838,400
43,000	Intuit, Inc. (a)	1,352,350
8,000	KLA-Tencor Corp.	393,840
16,000	L.M. Ericsson Telephone Co. - ADR	636,640
58,000	Microsoft Corp.	1,789,880
27,500	Motorola, Inc.	545,875
33,200	Nortel Networks Corp. (a)	888,764
18,000	NVIDIA Corp. (a)	551,700

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2007 - (Unaudited), (continued)

Shares		Value

	Information Technology (continued)
52,300	Oracle Corp. (a)	$897,468
7,200	Paychex, Inc.	288,072
4,100	Research In Motion Ltd. (a)	523,898
1,600	Silicon Laboratories, Inc. (a)	51,376
97,600	Symantec Corp. (a)	1,728,496
46,500	Texas Instruments, Inc.	1,450,335
1,138	Verigy Ltd. (a)	20,860
13,000	Yahoo!, Inc. (a)	368,030
		18,435,885
	Materials - 6.2%
24,500	Alcoa, Inc.	791,350
60,000	Domtar, Inc. (a)	498,600
3,000	Dow Chemical Co. (The)	124,620
18,000	MeadWestvaco Corp.	542,520
2,000	Minerals Technologies, Inc.	116,140
14,300	Monsanto Co.	787,787
7,000	Newmont Mining Corp.	315,700
8,000	Phelps Dodge Corp.	988,800
7,000	Potash Corp. of Saskatchewan	1,092,210
5,950	Praxair, Inc.	375,207
8,000	Vulcan Materials Co.	814,720
10,300	Weyerhaeuser Co.	772,500
		7,220,154
	Telecommunication Services - 0.9%
542	Embarq Corp.	30,086
54,150	Sprint Corp.	965,495
		995,581
	TOTAL COMMON STOCKS
	(cost $90,086,202)	$103,938,685
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 11.6%
$13,450,787	Dreyfus Treasury Cash Management	$13,450,787
	TOTAL SHORT TERM INVESTMENTS
	(Cost $13,450,787)	13,450,787
	TOTAL INVESTMENTS
	(Cost $103,536,989^) - 101.3%	117,389,472
	Liabilities in Excess of Other Assets - (1.3)%	(1,570,085)
	TOTAL NET ASSETS - 100.0%	$115,819,387

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2007 - (Unaudited), (continued)

Value

^ The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows:
Cost of investments	$103,576,886
Gross unrealized appreciation	$14,446,547
Gross unrealized depreciation	(633,961)
Net unrealized appreciation	$13,812,586

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2007 - (Unaudited)

Shares		Value

	COMMON STOCKS - 91.3%
	Consumer Discretionary - 13.3%
200,000	99 Cents Only Stores (a)	$2,970,000
103,700	Bed Bath & Beyond, Inc. (a)	4,375,103
37,450	CarMax, Inc. (a)	2,150,753
126,300	Chico's FAS, Inc. (a)	2,637,144
25,000	Comcast Corp. - Class A (a)	1,108,000
54,800	DIRECTV Group, Inc. (The) (a)	1,336,572
60,000	Dress Barn, Inc. (a)	1,348,200
141,000	Gentex Corp.	2,466,090
16,000	Harman International Industries, Inc.	1,513,120
17,850	Kohl's Corp. (a)	1,265,743
60,000	Mattel, Inc.	1,461,600
20,000	Men's Wearhouse, Inc.	858,800
6,700	Nordstrom, Inc.	373,257
157,900	Quiksilver, Inc. (a)	2,243,759
144,000	Sony Corp. - ADR	6,671,520
7,450	Target Corp.	457,132
60,050	TJX Cos, Inc.	1,775,679
17,100	Univision Communications, Inc. - Class A (a)	610,641
24,000	Viacom, Inc. (a)	976,080
3,500	Walt Disney Co. (The)	123,095
28,750	Yum! Brands, Inc.	1,725,288
		38,447,576
	Energy - 4.5%
100,000	Arch Coal, Inc.	2,972,000
1,196	Chevron Corp.	87,164
16,600	EnCana Corp.	797,298
41,000	EOG Resources, Inc.	2,834,330
10,000	Murphy Oil Corp.	497,100
26,000	National Oilwell Varco, Inc. (a)	1,576,640
2,000	Noble Corp.	149,900
5,600	Pogo Producing Co.	277,480
4,000	Pride International, Inc. (a)	115,240
55,600	Schlumberger Ltd.	3,530,044
2,400	Transocean, Inc. (a)	185,688
		13,022,884
	Financials - 5.9%
33,750	American International Group, Inc.	2,310,188
108,700	Bank of New York Co., Inc. (The)	4,349,087
800	Berkshire Hathaway, Inc. - Class B (a)	2,933,880
20,884	Chubb Corp.	1,086,803
6,000	Fifth Third Bancorp	239,400
100,000	Hanmi Financial Corp.	2,048,000
105,750	Marsh & McLennan Cos, Inc.	3,119,625
10,700	MBIA, Inc.	768,581
4,600	State Street Corp.	326,830
		17,182,394

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2007 - (Unaudited), (continued)

Shares		Value

	Health Care - 26.2%
285,650	Affymetrix, Inc. (a)	$7,129,824
14,000	Alcon, Inc.	1,648,640
93,000	Amgen, Inc. (a)	6,544,410
32,300	Biogen Idec, Inc. (a)	1,561,382
332,200	Boston Scientific Corp. (a)	6,129,090
112,000	Conceptus, Inc. (a)	2,597,280
196,500	Eli Lilly & Co.	10,634,580
88,000	GlaxoSmithKline PLC - ADR	4,763,440
50,000	Kinetic Concepts, Inc. (a)	2,459,500
143,900	Medtronic, Inc.	7,691,455
147,150	Novartis AG - ADR	8,489,083
4,400	Pfizer, Inc.	115,456
340,000	Possis Medical, Inc. (a)	4,583,200
16,200	Roche Holding AG - CHF	3,044,217
70,300	Sepracor, Inc. (a)	4,011,318
53,000	SurModics, Inc. (a)	1,905,880
44,000	Waters Corp. (a)	2,494,360
		75,803,115
	Industrials - 9.3%
15,000	3M Co.	1,114,500
125,000	AMR Corp. (a)	4,631,250
46,350	Avery Dennison Corp.	3,168,486
13,700	Caterpillar, Inc.	877,759
10,500	FedEx Corp.	1,159,200
18,750	Fluor Corp.	1,548,750
103,250	JetBlue Airways Corp. (a)	1,412,460
10,400	Kirby Corp. (a)	369,304
52,000	McDermott International, Inc. (a)	2,685,280
68,400	Pall Corp.	2,377,584
490,300	Southwest Airlines Co.	7,403,530
		26,748,103
	Information Technology - 30.2%
31,550	Accenture Ltd. - Class A	1,191,012
3,588	Adobe Systems, Inc. (a)	139,466
9,300	Agilent Technologies, Inc. (a)	297,600
136,000	Altera Corp. (a)	2,726,800
70,500	Applied Materials, Inc.	1,249,965
191,250	ASML Holding N.V. (a)	4,880,700
2,800	Autodesk, Inc. (a)	122,416
100,000	Avid Technology, Inc. (a)	3,700,000
26,000	Avocent Corp. (a)	898,040
100,000	Comverse Technology, Inc. (a)	1,935,000
159,800	Corning, Inc. (a)	3,330,232
44,100	Cymer, Inc. (a)	1,862,343
156,200	EMC Corp. (a)	2,185,238
140,700	FormFactor, Inc. (a)	5,719,455
4,500	Google, Inc. - Class A (a)	2,255,850
110,000	Intel Corp.	2,305,600
40,000	Intersil Corp. - Class A	942,400
148,000	Intuit, Inc. (a)	4,654,600

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2007 - (Unaudited), (continued)

Shares		Value

	Information Technology (continued)
29,000	KLA-Tencor Corp.	$1,427,670
48,000	L.M. Ericsson Telephone Co. - ADR	1,909,920
49,000	McAfee, Inc. (a)	1,433,740
127,200	Micron Technology, Inc. (a)	1,647,240
118,600	Microsoft Corp.	3,659,996
90,000	Motorola, Inc.	1,786,500
151,600	NAVTEQ Corp. (a)	5,378,768
49,670	Nortel Networks Corp. (a)	1,329,666
100,000	Nuance Communications, Inc. (a)	1,152,000
60,000	NVIDIA Corp. (a)	1,839,000
173,800	Oracle Corp. (a)	2,982,408
14,000	Paychex, Inc.	560,140
50,600	QUALCOMM, Inc.	1,905,596
93,000	Rambus, Inc. (a)	1,728,870
12,750	Research In Motion Ltd. (a)	1,629,195
12,050	Silicon Laboratories, Inc. (a)	386,925
42,000	Stratasys, Inc. (a)	1,354,080
164,800	Symantec Corp. (a)	2,918,608
163,800	Texas Instruments, Inc.	5,108,922
12,000	Trimble Navigation Ltd. (a)	678,960
1,554	Verigy Ltd. (a)	28,485
88,000	VeriSign, Inc. (a)	2,103,200
138,600	Yahoo!, Inc. (a)	3,923,766
		87,270,372
	Materials - 1.1%
9,500	Minerals Technologies, Inc.	551,665
18,800	Monsanto Co.	1,035,692
23,800	Praxair, Inc.	1,500,828
		3,088,185
	Telecommunication Services - 0.8%
2,622	Embarq Corp.	145,547
123,750	Sprint Corp.	2,206,463
		2,352,010
	TOTAL COMMON STOCKS
	(Cost $236,883,584)	$263,914,639
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 8.9%
$25,631,988	Dreyfus Treasury Cash Management	$25,631,988
	TOTAL SHORT TERM INVESTMENTS
	(Cost $25,631,988)	25,631,988
	TOTAL INVESTMENTS
	(Cost $262,515,572^) - 100.2%	289,546,627
	Liabilities in Excess of Other Assets - (0.2)%	(684,420)
	TOTAL NET ASSETS - 100.0%	$288,862,207

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2007 - (Unaudited), (continued)

Shares	Value

^ The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows:
Cost of investments	$262,515,572
Gross unrealized appreciation	$29,533,191
Gross unrealized depreciation	(2,502,136)
Net unrealized appreciation	$27,031,055

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2007 - (Unaudited)

Shares		Value

	COMMON STOCKS - 89.9%
	Consumer Discretionary - 7.0%
17,800	99 Cents Only Stores (a)	$264,330
31,000	AC Moore Arts & Crafts, Inc. (a)	626,820
6,000	Blue Nile, Inc. (a)	222,060
6,500	California Pizza Kitchen, Inc. (a)	231,725
22,400	CarMax, Inc. (a)	1,286,432
188,200	Chico's FAS, Inc. (a)	3,929,616
26,800	DIRECTV Group, Inc. (The) (a)	653,652
116,000	Gentex Corp.	2,028,840
258,900	Quiksilver, Inc. (a)	3,678,969
10,100	Yum! Brands, Inc.	606,101
		13,528,545
	Consumer Staples - 4.4%
618,800	American Italian Pasta Co. - Class A (a)	6,373,640
56,100	Cott Corp. (a)	794,937
96,100	Senomyx, Inc. (a)	1,404,982
		8,573,559
	Energy - 3.0%
3,600	Arch Coal, Inc.	106,992
20,000	EOG Resources, Inc.	1,382,600
29,000	Hanover Compressor Co. (a)	561,150
16,000	National Oilwell Varco, Inc. (a)	970,240
1,900	Noble Corp.	142,405
4,650	Pioneer Natural Resources Co.	190,650
5,350	Pogo Producing Co.	265,093
38,200	Pride International, Inc. (a)	1,100,542
15,000	Transocean, Inc. (a)	1,160,550
		5,880,222
	Financials - 3.4%
53,000	Advance America Cash Advance Centers, Inc.	739,880
94,000	Hanmi Financial Corp.	1,925,120
234,020	MarketAxess Holdings, Inc. (a)	2,965,033
12,650	MBIA, Inc.	908,650
		6,538,683
	Health Care - 22.7%
148,200	Abiomed, Inc. (a)	2,180,022
262,500	Affymetrix, Inc. (a)	6,552,000
8,000	Alcon, Inc.	942,080
20,000	BioMarin Pharmaceuticals, Inc. (a)	378,800
357,200	Boston Scientific Corp. (a)	6,590,340
406,820	Cardica, Inc. (a)	2,038,168
143,950	Conceptus, Inc. (a)	3,338,200
209,000	Dendreon Corp. (a)	896,610
21,600	Greatbatch, Inc. (a)	634,824
60,000	Kinetic Concepts, Inc. (a)	2,951,400
262,700	Medarex, Inc. (a)	3,538,569
405,500	Pharmacyclics, Inc. (a)	1,954,510
210,443	Possis Medical, Inc. (a)	2,836,772
19,500	Roche Holding AG - CHF	3,664,335

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2007 - (Unaudited), (continued)

Shares		Value

	Health Care (continued)
48,350	Sepracor, Inc. (a)	$2,758,851
78,000	SurModics, Inc. (a)	2,804,880
		44,060,361
	Industrials - 8.1%
70,000	Alaska Air Group, Inc. (a)	2,999,500
110,000	AMR Corp. (a)	4,075,500
10,050	Avery Dennison Corp.	687,018
4,000	Granite Construction, Inc.	214,240
171,625	JetBlue Airways Corp. (a)	2,347,830
56,400	Pall Corp.	1,960,464
149,500	Southwest Airlines Co.	2,257,450
20,000	US Airways Group, Inc. (a)	1,119,600
		15,661,602
	Information Technology - 40.8%
12,420	Adobe Systems, Inc. (a)	482,765
4,200	Agilent Technologies, Inc. (a)	134,400
12,000	Akamai Technologies, Inc. (a)	674,160
222,000	Altera Corp. (a)	4,451,100
187,350	ASML Holding N.V. (a)	4,781,172
116,000	Avid Technology, Inc. (a)	4,292,000
121,000	Avocent Corp. (a)	4,179,340
64,600	Brocade Communications Systems, Inc. (a)	554,268
28,050	Comverse Technology, Inc. (a)	542,767
97,100	Cymer, Inc. (a)	4,100,533
77,500	Emulex Corp. (a)	1,375,625
65,000	eBay, Inc. (a)	2,105,350
36,000	eSpeed, Inc. - Class A (a)	288,000
64,000	Faro Technologies, Inc. (a)	1,585,920
151,800	FormFactor, Inc. (a)	6,170,670
153,000	InPhonic, Inc. (a)	2,123,640
62,200	Intuit, Inc. (a)	1,956,190
61,500	KLA-Tencor Corp.	3,027,645
85,300	McAfee, Inc. (a)	2,495,878
120,900	Micron Technology, Inc. (a)	1,565,655
147,300	NAVTEQ Corp. (a)	5,226,204
65,850	Nortel Networks Corp. (a)	1,762,804
135,000	Nuance Communications, Inc. (a)	1,555,200
59,700	NVIDIA Corp. (a)	1,829,805
353,700	Opsware, Inc. (a)	2,829,600
51,250	RADVISION Ltd. (a)	1,000,913
145,000	Rambus, Inc. (a)	2,695,550
8,700	Research In Motion Ltd. (a)	1,111,686
9,150	Silicon Laboratories, Inc. (a)	293,807
72,000	SonicWALL, Inc. (a)	606,960
103,000	Stratasys, Inc. (a)	3,320,720
99,300	Symantec Corp. (a)	1,758,603
28,400	THQ, Inc. (a)	860,520
16,000	Trimble Navigation Ltd. (a)	905,280
514	Verigy Ltd. (a)	9,422

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2007 - (Unaudited), (continued)

Shares		Value

	Information Technology (continued)
74,700	VeriSign, Inc. (a)	$1,785,330
166,200	Yahoo!, Inc. (a)	4,705,122
		79,144,604
	Materials - 0.5%
11,400	Minerals Technologies, Inc.	661,998
4,800	Monsanto Co.	264,432
		926,430
	TOTAL COMMON STOCKS
	(Cost $152,944,458)	$174,314,006
Principal
Amount		Value

	SHORT TERM INVESTMENTS - 13.4%
$25,950,279	Dreyfus Treasury Cash Management	$25,950,279
	TOTAL SHORT TERM INVESTMENTS
	(Cost $25,950,279)	$25,950,279
	TOTAL INVESTMENTS
	(Cost $178,894,737^) - 103.3%	200,264,285
	Liabilities in Excess of Other Assets - (3.3)%	(6,316,395)
	TOTAL NET ASSETS - 100.0%	$193,947,890

Percentages are stated as a percent of net assets.

CHF	Swiss Security.
(a)	Non Income Producing.

^ The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows:
	Cost of investments	$178,920,924
	Gross unrealized appreciation	$23,327,755
	Gross unrealized depreciation	(1,984,394)
	Net unrealized appreciation	$21,343,361

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PRIMECAP Odyssey Funds

By (Signature and Title)   /s/ Joel P. Fried
                                           Joel P. Fried, Co-Chief Executive

Date           3/19/2007

By (Signature and Title)  /s/ Howard B. Schow
                                           Howard B. Schow, Co-Chief Executive

Date           3/19/2007

By (Signature and Title)   /s/ Theo A. Kolokotrones
                                           Theo A. Kolokotrones, Co-Chief Executive

Date           3/19/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joel P. Fried
                                   Joel P. Fried, Co-Chief Executive

Date           3/19/2007

By (Signature and Title)*  /s/ Howard B. Schow
                                   Howard B. Schow, Co-Chief Executive

Date           3/19/2007

By (Signature and Title)*  /s/ Theo A. Kolokotrones
                                   Theo A. Kolokotrones, Co-Chief Executive

Date           3/19/2007

By (Signature and Title)*  /s/ David H. Van Slooten
                                   David H. Van Slooten, Chief Financial Officer

Date           3/19/2007

* Print the name and title of each signing officer under his or her signature.